SEGMENT INFORMATION (Profitability) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Segment Reporting Information [Line Items]
Total net revenue	$ 3,878	$ 3,189	$ 2,918
Income statement components (Loss) [Abstract]
Segment Operating Income (Loss)	(394)	148	375
Depreciation expense	103	92	85
Communications Solutions Group
Segment Reporting Information [Line Items]
Total net revenue	2,391	2,063	2,048
Income statement components (Loss) [Abstract]
Amortization of acquisition-related balances	1	1	12
Total segment revenue	2,392	2,064	2,060
Segment Operating Income (Loss)	474	347	340
Depreciation expense	64	62	63
Electronic Industrial Solutions Group
Segment Reporting Information [Line Items]
Total net revenue	1,071	929	870
Income statement components (Loss) [Abstract]
Amortization of acquisition-related balances	0	0	0
Total segment revenue	1,071	929	870
Segment Operating Income (Loss)	245	209	175
Depreciation expense	23	23	22
Ixia Solutions Group [Member]
Segment Reporting Information [Line Items]
Total net revenue	416	197	0
Income statement components (Loss) [Abstract]
Amortization of acquisition-related balances	35	59	0
Total segment revenue	451	256	0
Segment Operating Income (Loss)	16	42	0
Depreciation expense	16	7	0
Total Segments [Member]
Segment Reporting Information [Line Items]
Total net revenue	3,878	3,189	2,918
Income statement components (Loss) [Abstract]
Amortization of acquisition-related balances	36	60	12
Total segment revenue	3,914	3,249	2,930
Segment Operating Income (Loss)	735	598	515
Depreciation expense	$ 103	$ 92	$ 85